N-2	Mar. 26, 2025
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (No. 333-278966) of Blackstone Private Credit Fund (as amended, the “Registration Statement”) is filed pursuant to Rule 462(d) solely to add exhibits not previously filed with respect to such Registration Statement.No new interests in the Registrant are being registered by this filing. The registration fee was paid in connection with Registrant’s previous filings.
Document Type	POS EX
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	503-2100
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
Contact Personnel Name	Oran Ebel, Esq.